Equity - Translation Differences (Details) - EUR (€) € in Millions		12 Months Ended
	Jun. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences		€ (20,723)	€ (21,892)	€ (25,980)
Telxius Towers
Disclosure of reserves within equity [line items]
Foreign exchange loss		37
Telefónica de Costa Rica TC, S.A.
Disclosure of reserves within equity [line items]
Foreign exchange loss		21
VMO2
Disclosure of reserves within equity [line items]
Foreign exchange loss	€ 3,135
Brazilian real
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences		(14,031)	(15,292)	(15,365)
Pound sterling
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences		(322)	309	(3,344)
Venezuelan bolivar
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences		(3,734)	(3,755)	(3,754)
Argentine peso
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences		(1,364)	(1,702)	(2,178)
Other currencies
Disclosure of reserves within equity [line items]
Accumulated contribution of translation differences		€ (1,272)	€ (1,452)	€ (1,339)